SCHEDULE OF SIGNIFICANT AMOUNTS OWED TO RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Significant Related Party Transactions
Amounts owed to related parties	$ 272	$ 78
Current payables to related parties, Total	$ 272	$ 78